Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Restricted Cash	$ 791	$ 805
Mineral property, plant and equipment	135,646	138,867
Total non-current assets	136,437	139,672
Current assets
Amounts receivable and prepaid expenses	1,477	914
Cash and cash equivalents	42,460	14,038
Total current assets	43,937	14,952
Total Assets	180,374	154,624
Capital and reserves
Share capital	683,039	587,448
Reserves	109,245	107,163
Deficit	(619,978)	(556,106)
Total equity	172,306	138,505
Non-current liabilities
Trade and other payables	657	934
Total non-current liabilities	657	934
Current liabilities
Warrant liabilities	0	43
Loans payable	0	1,360
Payables to related parties	848	1,095
Trade and other payables	6,563	12,687
Total current liabilities	7,411	15,185
Total liabilities	8,068	16,119
Total Equity and Liabilities	$ 180,374	$ 154,624